Supplemental Information - Property and Equipment, Net (Details) (USD $)	Apr. 21, 2014	Dec. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 102,618,160	$ 93,739,250	$ 58,147,405
Less: Accumulated depreciation	(17,282,744)	(15,109,881)	(9,932,466)
Total Property and equipment, net	85,335,416	78,629,369	48,214,939
Buildings under deemed landlord financing
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,750,000	16,150,000	9,300,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	58,584,388	50,586,657	31,704,258
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,504,734	12,399,544	8,259,508
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,067,256	2,669,189	2,127,642
Automobiles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,678,291	2,281,816	1,684,047
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,849,892	3,395,473	2,430,521
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,183,599	$ 6,256,571	$ 2,641,429